Note 16 - Related Parties (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Convertible notes from related parties
Interest expense on amounts owed to related parties	$—	$—	$—	$44

	December 31,
	2022	2021	2020
Convertible notes debt from related parties
Amounts owed to related parties	$—	$13,028	$—
Interest expense	$554	$620	$591